EQUITY - Schedule of Movement in Number of Common Units, Subordinated Units, and General Partner Units (Details) - shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Increase (Decrease) in Limited Partners' Capital Account, Units Outstanding [Roll Forward]
General Partners Units, ending balance (in shares)	1,436,391
Common Units | Preferred Units
Increase (Decrease) in Limited Partners' Capital Account, Units Outstanding [Roll Forward]
Common and Subordinated Units, beginning balance (in shares)	5,520,000	5,520,000
Common and Subordinated Units, ending balance (in shares)	5,520,000	5,520,000
Common Units | Common Units
Increase (Decrease) in Limited Partners' Capital Account, Units Outstanding [Roll Forward]
Common and Subordinated Units, beginning balance (in shares)	69,455,364	69,768,261
Common unit repurchase program (in shares)	(153,728)	(930,866)
Common and Subordinated Units, ending balance (in shares)	69,301,636	69,455,364
General Partner
Increase (Decrease) in Limited Partners' Capital Account, Units Outstanding [Roll Forward]
General Partners Units, beginning balance (in shares)	1,436,391	1,423,843
General Partners Units, ending balance (in shares)	1,436,391	1,436,391
Continuous Offering Program | Common Units | Common Units
Increase (Decrease) in Limited Partners' Capital Account, Units Outstanding [Roll Forward]
Number of Units Issued		617,969
Continuous Offering Program | General Partner
Increase (Decrease) in Limited Partners' Capital Account, Units Outstanding [Roll Forward]
Number of Units Issued		12,548